     As filed with the Securities and Exchange Commission on March 20, 2003



                                              Securities Act File No. 333-101146



                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                             ---------------------

     Pre-Effective Amendment No.            X  Post-Effective Amendment No.  1
-----                           -----     -----                            -----

                        (Check appropriate box or boxes)

                             ---------------------

                      THE ENTERPRISE GROUP OF FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 (404) 261-1116
                        (Area Code and Telephone Number)

          Suite 450, 3343 Peachtree Road, N.E., Atlanta, Georgia 30326
                    (Address of Principal Executive Offices)

                             CATHERINE R. MCCLELLAN
                                   SUITE 450
                           3343 PEACHTREE ROAD, N.E.
                             ATLANTA, GEORGIA 30326
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Margery K. Neale, Esq.
                              Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022

                             ---------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

                             ---------------------

It is proposed that this filing will become effective immediately pursuant to Rule 485(b)

                             ---------------------


Title of Securities Being Registered: Shares of Common Stock, Par Value of $0.001 per share.

No filing fee is required because of reliance on Section 24(f) under The Investment Company Act of 1940, as amended.

This amendment consists of the following:

         (1)      Facing sheet of the Registration Statement; and
         (2) Part C of the Registration Statement (including signature page).


Parts A and B are incorporated by reference to Registrant's Registration Statement on Form N-14 (Reg. No. 333-101146), filed on January 3, 2003.



This amendment is being filed solely to file as Exhibits 12(a) and 12(b) to this Registration Statement on Form N-14 the opinion of PricewaterhouseCoopers, LLP, regarding certain tax matters.

                                     PART C
                                OTHER INFORMATION

Item 15. Indemnification.

         Reference is made to the provisions of Article Six of Registrant's Articles of Incorporation which is incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (File No. 2-28097) filed on April 26, 1995.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provision or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 16.  Exhibits.

       1 (a) Registrant's Charter [Articles of Incorporation]. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

         (b) Amendments to Charter [Articles of Incorporation] dated 2/28/01. Incorporated herein by reference to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on March 22, 2002.

         (c) Articles Supplementary to Charter [Articles of Incorporation] dated 7/1/99. Incorporated herein by reference to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on March 22, 2002.

         (d) Articles Supplementary to Charter [Articles of Incorporation] dated 9/19/00. Incorporated herein by reference to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on March 22, 2002.

         (e) Certificate of Corrections [Articles of Amendment] dated 2/27/02. Incorporated herein by reference to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on March 22, 2002.

         (f) Certificate of Corrections [Articles of Supplementary] dated 2/27/02. Incorporated herein by reference to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on March 22, 2002.

         (g) Articles Supplementary to Charter [Articles of Incorporation] dated May 8, 2002. Incorporated herein by reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on August 16, 2002.


         (h) Articles of Amendment dated August 23, 2002. Incorporated herein by reference to Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on October 3, 2002.


         (i) Articles of Amendment Name Change dated August 23, 2002. Incorporated herein by Reference to Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on October 3, 2002.



         (j) Articles Supplementary to Charter (Articles of Incorporation) dated 11/11/02. Incorporated herein by reference to Exhibit
                  (a)(x) to Post-Effective Amendment No. 72 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on November 26, 2002.

         (k ) Articles of Amendment dated February 14, 2003. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February, 28, 2003.


       2          (a)   By-Laws. Incorporated herein by reference to
                  Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

                  (b) Amendment to By-Laws. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on July 1, 1999.

       3          Not Applicable.

       4 Forms of Agreements and Plans of Reorganization are included in Part A to the Registration Statement on Form N-14.


       5          Specimen share certificate. Incorporated by reference to
                  Article V of the Articles of Incorporation filed as Exhibit
                  (a)(i) to Post-Effective Amendment No. 55 dated June 30, 1999, to Registration Statement on Form N-1A (Reg. No. 2-28097).



       6          (a)     Restated Investment Adviser's Agreement among
                          Registrant and Enterprise Capital Management, Inc.
                          Incorporated herein by reference to Post-Effective
                          Amendment No. 63 to Registrant's Registration
                          Statement on Form N-1A (Reg. No. 2-28097), filed on
                          February 26, 2001.

                  (b) Rider to the Investment Adviser's Agreement dated May 31, 2001. Incorporated herein by reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on August 16, 2002.

                  (c) Rider to the Investment Adviser's Agreement dated August 31, 2001. Incorporated herein by reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on August 16, 2002.

                  (d) Rider to the Investment Adviser's Agreement dated December 18, 2001. Incorporated herein by reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on August 16, 2002.

                  (e) Rider to the Investment Adviser's Agreement dated March 22, 2002. Incorporated herein by reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on August 16, 2002.

                  (f) Restated Investment Adviser's Agreement dated 9/17/02. Incorporated herein by reference to Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on October 3, 2002.


                  (g) Rider dated November 29, 2002 to the Restated Investment advisor's Agreement dated September 17, 2002. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A, (Reg. No. 2-28097), filed on February 28, 2003.

                  (h) Rider dated February 21, 2003 to the Restated Investment advisor's Agreement dated September 17, 2002. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A, (Reg. No. 2-28097), filed on February 28, 2003.

                  (i) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Montag & Caldwell, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (j) Rider dated September 17, 2003, to the Growth Fund Manager's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 28, 2003.

                  (k) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Retirement System Investors Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (l) Rider dated September 17, 2003, to the Growth and Income Fund Manager's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A (Reg. No. 28097) filed on February 28, 2003.

                  (m) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and TCW Investment Management Company, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on August 16, 2002.

                  (n) Rider dated September 17, 2003, to the Government Securities Fund Manager's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), on February 28, 2003.

                  (o) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and 1740 Advisers, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (p) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Marsico Capital Management, LLC, as sub-adviser, Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (q) Rider dated September 17, 2003, to the Capital Appreciation Fund Manager's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 28, 2003.

                  (r) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and William D. Witter, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on August 16, 2002.

                  (s) Rider dated September 17, 2003, to the Small Company Growth Fund Manager's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 28, 2003.

                  (t) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and GAMCO Investors, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (u) Rider dated September 17, 2003, to the Small Company Value Fund Manager's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 28, 2003.

                  (v) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and SSgA Funds Management, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on August 16, 2002.

                  (w) Rider dated September 17, 2003, to the International Growth Fund Manager's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 28, 2003.

                  (x) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Sanford C. Bernstein & Co., Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (y) Rider dated September 17, 2003, to the Global Financial Services Fund Manager's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 28, 2003.

                  (z) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and TCW Investment Management Company, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on May 29, 2001.

                  (aa) Rider dated September 17, 2003, to the Equity Fund Manager's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 28, 2003.

                  (bb) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Caywood-Scholl Capital Management, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (cc) Rider dated September 17, 2003, to the High-Yield Bond Fund Manager's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 28, 2003.

                  (dd) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and MBIA Capital Management Corp., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 29, 2001.

                  (ee) Rider dated September 17, 2003, to the Tax-Exempt Income Fund Manager's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 28, 2003.

                  (ff) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc., as Sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on June 30, 1999.

                  (gg) Rider dated September 17, 2003, to the Multi-Cap Growth Fund Manager's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 28, 2003.

                  (hh) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Fred Alger Management, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on June 30, 1999.

                  (ii) Rider dated September 17, 2003, to the Technology Fund Manager's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 28, 2003.

                  (jj) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Wellington Management Company, LLP, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on October 3, 2002.

                  (kk) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and Rockefeller & Co., Inc. as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on September 25, 2000.

                  (ll) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital, and GAMCO Investors, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 26, 2001.

                  (mm) Rider dated September 17, 2003, to the Mergers and Acquisitions Fund Manager's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 28, 2003.



                  (nn) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital and Wellington Management Company, LLP, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on May 29, 2001.

                  (oo) Strategic Allocation Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital and UBS Global Asset Management (US) Inc., as sub-advisor, Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on August 30, 2001.

                  (pp) Rider dated September 17, 2003, to the Strategic Allocation Fund Manager's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 28, 2003.

                  (qq) Fund Manager's Agreement among The Enterprise Group of Funds, Inc., Enterprise Capital and Pacific Investment Management Company, LLC, as sub-advisor. Incorporated herein by reference to Post-Effective No. 67 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on August 30, 2001.

                  (rr) Rider dated September 17, 2003, to the Total Return Fund Manager's Agreement. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 28, 2003.

                  (ss) Short Duration Bond Fund Manager's Agreement among the Enterprise Group of Funds, Inc. Enterprise Capital Capital and MONY Capital Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 73, to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on February 28, 2003.


         (7)      (a)     General Distributor's Agreement.

                  (b) Prototype Soliciting Broker/Dealer Agreement. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.


         (8)      Not applicable.

       9 Form of Custodian Contract. Incorporated herein by reference to Post-Effective Amendment 55 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097), filed on June 30, 1999.


       10(a) Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for Class A, B and C shares. Incorporated herein by reference to Exhibit 6(i) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on March 2, 1998.


       10(b) 18f-3 Plan. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.


       11 Opinion and Consent of Counsel, as to the legality of the Securities being registered. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 (Reg. No. 333-101146) filed on November 12, 2002.

       12(a) Opinion of PricewaterhouseCoopers, LLP, supporting the tax matters and consequences to shareholders concerning the reorganization of the Mid-Cap Growth Fund into the Managed Fund, and discussed in the prospectus and proxy statement is filed herewith.

       12(b) Opinion of PricewaterhouseCoopers, LLP, supporting the tax matters and consequences to shareholders concerning the reorganization of the Global Health Care Fund into the Capital Appreciation Fund, and discussed in the prospectus and proxy statement is filed herewith.


       13         Not Applicable.


       14 Consent of PricewaterhouseCoopers LLP. Incorporated herein by reference to Form N-14 (Reg. No. 333-101146) filed on November 12, 2002.


       15         Not Applicable.

       16 Powers of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.


       17(a) Form of Proxy Cards and voting form. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 (Reg No. 333-101146) filed on November 12, 2002.

       17(b) Annual Report of Registrant, dated December 31, 2002, is incorporated herein by reference to Form N-30D of Registrant (Reg. No. 2-28097), filed on February 28, 2003.

       17(c) Prospectus and statement of additional information of Registrant, dated March 1, 2003 is incorporated herein by reference to Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on February 28, 2003.


       17(d) Semi-Annual Report of Registrant, dated June 30, 2002, is incorporated herein by reference to Form N-30D of Registrant (Reg. No. 2-28097) filed on August 24, 2002.


       17(e) Chairman's letter. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 (Reg. No. 333-101146) filed on November 12, 2002.

       17(f) Questions and Answers. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 (Reg. No. 333-101146) filed on November 12, 2002.


Item 17. Undertakings

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under Paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES



         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Atlanta, and state of Georgia, on the 20th day of March, 2003. The Registrant certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.



                                      THE ENTERPRISE GROUP OF FUNDS,
                                      INC.

                                      By: /s/ Victor Ugolyn
                                         ---------------------------------------
                                         Victor Ugolyn
                                         Chairman, President and Chief Executive
                                         Officer

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.


/s/ VICTOR UGOLYN
---------------------------------     Chairman, President and Chief            March 20, 2003
Victor Ugolyn                         Executive Officer

/s/ PHILLIP G. GOFF
---------------------------------     Principal Financial and Accounting       March 20, 2003
Phillip G. Goff                       Officer

                *
---------------------------------
Arthur T. Dietz                       Director                                 March 20, 2003

                *
---------------------------------
Samuel J. Foti                        Director                                 March 20, 2003

                *
---------------------------------
Arthur Howell                         Director                                 March 20, 2003

                *
---------------------------------
Lonnie H. Pope                        Director                                 March 20, 2003

                *
---------------------------------
William A. Mitchell, Jr.              Director                                 March 20, 2003

                *
---------------------------------
Michael I. Roth                       Director                                 March 20, 2003

By: /s/ CATHERINE R MCCLELLAN
   ------------------------------
   (Attorney-in-Fact)

                                [EXHIBIT INDEX]



    Exhibit                            Description
    Number                             -----------
    ------
12(a)               Opinion of PricewaterhouseCoopers, LLP, concerning the
                    reorganization of the Mid-Cap Growth Fund into the Managed
                    Fund.

12(b) Opinion of PricewaterhouseCoopers, LLP, concerning the reorganization of the Global Health Care Fund into the Capital Appreciation Fund.
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